Stockholders' Equity - Common Stock (Details)		6 Months Ended	12 Months Ended
	Feb. 16, 2023 shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Equity
Number of Class B common shares converted to shares of Class A Common Stock	3,593,750
Sponsor
Stockholders' Equity
Common stock, shares outstanding		7,843,498
Class A common stock
Stockholders' Equity
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued		0	0	0
Common stock, shares outstanding		0	0	0
Class A common stock | Sponsor
Stockholders' Equity
Common stock, shares outstanding			7,843,498
Class A common stock subject to possible redemption
Stockholders' Equity
Class A common stock subject to possible redemption, outstanding (in shares)		4,249,748	14,375,000	14,375,000
Class A common stock subject to possible redemption | Sponsor
Stockholders' Equity
Common stock, shares outstanding			4,249,748
Class A common stock non-redeemable
Stockholders' Equity
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		3,593,750	0
Common stock, shares outstanding		3,593,750	0
Class B common stock
Stockholders' Equity
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued		0	3,593,750	3,593,750
Common stock, shares outstanding		0	3,593,750	3,593,750
Ratio to be applied to the stock in the conversion		20	20
Class B common stock | Sponsor
Stockholders' Equity
Number of share elected to convert	3,393,750